Prepaid expenses and other current assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid expenses and other current assets
Prepaid expenses	¥ 21,414,229	$ 3,062,194	¥ 10,679,051
Input VAT to be deducted	14,090,676	2,014,940	17,918,681
Others	8,041,902	1,149,977	5,480,762
Total prepaid expenses and other current assets	¥ 43,546,807	$ 6,227,111	¥ 34,078,494